Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Property Plant and Equipment [Abstract]
General and administrative expenses	$ 5,792	$ 15,246
Depreciation expense cost of sales	$ 57,920	$ 124,962	$ 326,887	$ 397,643
Depreciation expenses			$ 32,865	$ 39,764